Basis of preparation and material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Origination of CRR	The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1–1.2	15bps
2.1–3.3	30bps
For these loans, the quantitative comparison is supplemented with additional CRR deterioration-
based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch

Regulatory Capital, IFRS 9 Recalibration	HSBC makes use of the IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD
–Represents long-run average PD throughout a full economic cycle
(for mortgage portfolios a hybrid approach, which sits between the extremes of point in time and through the cycle, is used for calculating long-run averages as required by the PRA)
–Default backstop of 90+ days past due for all portfolios (includes unlikely to pay (‘UTP’) criteria in line with internal policy)
–May be subject to a sovereign cap

–Represents current portfolio quality and performance, adjusted for the impact of multiple forward-looking macroeconomic scenarios
–Default backstop of 90+ days past due for all portfolios (includes
UTP criteria in line with internal policy)

EAD	–Cannot be lower than current balance	–Amortisation captured for term products –Future drawdown captured for revolving products
LGD
–Downturn LGD (consistent with losses we would expect to suffer during a severe but plausible economic downturn)
–Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data
–Discounted using appropriate index (minimum 9%)
–All collection costs included

–LGD based on recent portfolio performance data and includes the expected impact of future economic conditions such as change in the value of collateral
–No floors applied, discounted using the original effective interest rate
–Only costs associated with selling collateral and certain third-party costs are included

Other		–Discounted back from point of default to balance sheet date